Other Financial Assets - Other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Financial Assets
Security deposits	€ 3,779	€ 2,096
Miscellaneous other non-current financial assets		16
Total non-current financial assets	3,779	2,112
Fixed term deposit	119,664	50,000
Money market funds	99,919
Promissory notes		676
Security deposits	42
Total current other financial assets	€ 219,625	€ 50,676